Statements of Comprehensive Loss - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	₪ 2,720	₪ 1,193	₪ 450
Cost of revenues	(1,968)	(829)	(288)
Gross profit	752	364	162
Research and development expenses, net	(22,861)	(21,490)	(18,847)
Selling and marketing expenses, net	(3,787)	(1,591)	(2,431)
General and administrative expenses	(8,327)	(6,492)	(5,149)
Operating loss	(34,223)	(29,209)	(26,265)
Financing expenses	(1,219)	(852)	(228)
Financing income	1,607	5,099	3
Financing income (expenses), net	388	4,247	(225)
Loss for the year	(33,835)	(24,962)	(26,490)
Comprehensive loss for the year	₪ (33,835)	₪ (24,962)	₪ (26,490)
Basic and diluted loss per share:
Basic loss per share (in New Shekels per share)	₪ (1.08)	₪ (1.44)	₪ (3.33)
Weighted average of number of shares used to calculate the basic loss per share (in Shares)	31,380,359	17,300,596	7,960,239